Note 1 - Business and Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Goodwill, Impairment Loss	$ 0	$ 0
Research and Development Expense, Total	151,864	148,875
Additional Paid in Capital, Ending Balance	8,033,313	6,135,885
Retained Earnings (Accumulated Deficit), Ending Balance	(7,339,175)	$ (5,494,193)
Accounting Standards Update 2020-06 [Member] | Forecast [Member]
Additional Paid in Capital, Ending Balance			$ (989,000)
Long-term Debt, Total			863,000
Retained Earnings (Accumulated Deficit), Ending Balance			$ 126,000
Patents [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,400,000
Series B Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)	4,760,872
Sale of Stock, Percentage of Ownership after Transaction	65.00%